Quarterly Report
May 31, 2023
MFS®  Low Volatility Global
Equity Fund
LVO-Q3

Portfolio of Investments
5/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.7%
Aerospace & Defense – 1.8%
General Dynamics Corp.	8,421	$1,719,400
Singapore Technologies Engineering Ltd.	1,330,200	3,600,186
		$5,319,586
Automotive – 0.8%
Bridgestone Corp.	30,500	$1,242,986
Toyota Motor Corp.	89,300	1,223,248
		$2,466,234
Brokerage & Asset Managers – 0.4%
IG Group Holdings PLC	156,493	$1,308,179
Business Services – 6.8%
Accenture PLC, “A”	8,013	$2,451,337
Amdocs Ltd.	96,432	9,081,002
Fiserv, Inc. (a)	11,565	1,297,477
NS Solutions Corp.	113,800	3,299,853
Secom Co. Ltd.	28,900	1,895,068
Serco Group PLC	720,785	1,281,270
Sohgo Security Services Co. Ltd.	50,000	1,410,372
		$20,716,379
Cable TV – 0.7%
Comcast Corp., “A”	57,518	$2,263,333
Computer Software – 5.6%
ACI Worldwide, Inc. (a)	118,581	$2,704,833
Check Point Software Technologies Ltd. (a)	26,581	3,317,574
Microsoft Corp.	22,610	7,424,898
NICE Systems Ltd., ADR (a)	17,504	3,604,774
		$17,052,079
Computer Software - Systems – 4.8%
Apple, Inc.	8,181	$1,450,082
Constellation Software, Inc.	2,565	5,230,163
Fujitsu Ltd.	20,000	2,543,693
Hitachi Ltd.	36,500	2,107,870
SS&C Technologies Holdings, Inc.	31,669	1,740,528
Venture Corp. Ltd.	123,400	1,384,292
		$14,456,628
Construction – 0.6%
AvalonBay Communities, Inc., REIT	10,435	$1,815,481
Consumer Products – 2.6%
Colgate-Palmolive Co.	40,512	$3,013,283
Kimberly-Clark Corp.	22,966	3,083,874
Procter & Gamble Co.	12,514	1,783,245
		$7,880,402
Electronics – 2.9%
Kyocera Corp.	73,900	$4,204,065
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	45,905	4,525,774
		$8,729,839

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Integrated – 0.5%
TotalEnergies SE	25,799	$1,463,764
Food & Beverages – 5.9%
General Mills, Inc.	70,244	$5,911,735
J.M. Smucker Co.	14,507	2,126,581
Mondelez International, Inc.	36,912	2,709,710
Nestle S.A.	23,688	2,806,407
PepsiCo, Inc.	24,309	4,432,746
		$17,987,179
Food & Drug Stores – 1.4%
Sundrug Co. Ltd.	70,600	$2,011,714
Tesco PLC	639,745	2,075,474
		$4,087,188
General Merchandise – 1.7%
Dollar General Corp.	12,863	$2,586,621
Dollarama, Inc.	40,371	2,455,865
		$5,042,486
Health Maintenance Organizations – 0.6%
Cigna Group	7,218	$1,785,805
Insurance – 7.7%
Chubb Ltd.	8,953	$1,663,467
Everest Re Group Ltd.	19,906	6,768,438
Fairfax Financial Holdings Ltd.	5,755	4,130,797
MetLife, Inc.	50,104	2,482,653
Reinsurance Group of America, Inc.	18,325	2,565,500
Samsung Fire & Marine Insurance Co. Ltd.	21,360	3,629,068
Zurich Insurance Group AG	4,456	2,084,278
		$23,324,201
Internet – 1.5%
Alphabet, Inc., “A” (a)	35,837	$4,403,292
Leisure & Toys – 2.5%
Electronic Arts, Inc.	40,975	$5,244,800
Sankyo Co. Ltd.	58,900	2,375,869
		$7,620,669
Machinery & Tools – 1.1%
Eaton Corp. PLC	19,603	$3,448,168
Major Banks – 4.6%
DBS Group Holdings Ltd.	351,000	$7,864,601
JPMorgan Chase & Co.	34,003	4,614,547
Royal Bank of Canada	16,217	1,451,097
		$13,930,245
Medical & Health Technology & Services – 2.5%
McKesson Corp.	19,429	$7,593,630
Medical Equipment – 1.3%
Becton, Dickinson and Co.	6,502	$1,571,923
Medtronic PLC	27,938	2,312,149
		$3,884,072

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Metals & Mining – 0.5%
Rio Tinto PLC	27,962	$1,663,339
Natural Gas - Distribution – 1.2%
Italgas S.p.A.	652,103	$3,708,216
Other Banks & Diversified Financials – 2.0%
Banco de Oro Unibank, Inc.	571,440	$1,383,829
KB Financial Group, Inc.	57,886	2,093,447
Mastercard, Inc., “A”	3,581	1,307,137
Visa, Inc., “A”	5,645	1,247,714
		$6,032,127
Pharmaceuticals – 12.6%
Bayer AG	29,164	$1,625,381
Eli Lilly & Co.	9,951	4,273,557
Johnson & Johnson	49,622	7,694,387
Merck & Co., Inc.	70,091	7,738,747
Novartis AG	20,201	1,933,263
Novo Nordisk A.S., “B”	18,930	3,032,974
Roche Holding AG	22,233	7,035,466
Sanofi	15,103	1,531,705
Vertex Pharmaceuticals, Inc. (a)	9,848	3,186,517
		$38,051,997
Pollution Control – 1.1%
Republic Services, Inc.	24,470	$3,465,686
Precious Metals & Minerals – 2.0%
Franco-Nevada Corp.	42,025	$6,107,324
Railroad & Shipping – 0.7%
Sankyu, Inc.	60,400	$2,046,209
Real Estate – 1.3%
Extra Space Storage, Inc., REIT	11,268	$1,625,634
Public Storage, Inc., REIT	7,948	2,251,669
		$3,877,303
Restaurants – 3.0%
Jollibee Foods Corp.	411,290	$1,725,426
McDonald's Corp.	11,903	3,393,665
Starbucks Corp.	40,152	3,920,441
		$9,039,532
Specialty Stores – 1.7%
AutoZone, Inc. (a)	1,057	$2,522,890
Walmart Stores, Inc.	17,761	2,608,558
		$5,131,448
Telecommunications - Wireless – 4.3%
Advanced Info Service Public Co. Ltd.	832,900	$5,050,055
KDDI Corp.	220,900	6,803,387
T-Mobile US, Inc. (a)	9,285	1,274,366
		$13,127,808

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telephone Services – 1.4%
Koninklijke KPN N.V.	669,741	$2,303,722
Orange S.A.	161,739	1,931,447
		$4,235,169
Tobacco – 0.4%
British American Tobacco PLC	36,248	$1,151,842
Trucking – 1.0%
Knight-Swift Transportation Holdings, Inc.	52,859	$2,906,716
Utilities - Electric Power – 6.2%
American Electric Power Co., Inc.	32,397	$2,692,839
CLP Holdings Ltd.	465,500	3,391,475
Duke Energy Corp.	18,683	1,668,205
E.ON SE	151,032	1,825,865
Edison International	21,322	1,439,661
Evergy, Inc.	22,970	1,328,815
PG&E Corp. (a)	171,159	2,899,434
Xcel Energy, Inc.	54,690	3,570,710
		$18,817,004
Total Common Stocks		$295,940,559
Preferred Stocks – 1.3%
Computer Software - Systems – 1.3%
Samsung Electronics Co. Ltd.	90,301	$3,986,920
Investment Companies (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 4.88% (v)	1,664,666	$1,664,499

Other Assets, Less Liabilities – 0.4%		1,309,894
Net Assets – 100.0%		$302,901,872
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,664,499 and $299,927,479, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$165,067,886	$—	$—	$165,067,886
Japan	31,164,334	—	—	31,164,334
Canada	19,375,246	—	—	19,375,246
Switzerland	13,859,414	—	—	13,859,414
Singapore	12,849,079	—	—	12,849,079
South Korea	9,709,435	—	—	9,709,435
United Kingdom	7,480,104	—	—	7,480,104
Israel	6,922,348	—	—	6,922,348
Thailand	—	5,050,055	—	5,050,055
Other Countries	28,449,578	—	—	28,449,578
Mutual Funds	1,664,499	—	—	1,664,499
Total	$296,541,923	$5,050,055	$—	$301,591,978
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,133,480	$58,282,159	$59,752,161	$1,265	$(244)	$1,664,499
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$74,995	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2023, are as follows:
United States	55.5%
Japan	10.3%
Canada	6.4%
Switzerland	4.6%
Singapore	4.2%
South Korea	3.2%
United Kingdom	2.5%
Israel	2.3%
Thailand	1.7%
Other Countries	9.3%